Cover	12 Months Ended
Nov. 30, 2023
Cover [Abstract]
Document Type	SP 15D2
Amendment Flag	false
Document Period End Date	Nov. 30, 2023
Entity Registrant Name	Metros Development Co., Ltd.
Entity Central Index Key	0001984076